[LETTERHEAD]
                        FPS Services, Inc.
                        3200 Horizon Drive
                 King of Prussia, PA  19406-0903



VIA EDGAR


October 31, 1997


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Bjurman Funds (the "Registrant")
     File No. 333-16033 and 811-07921
     Rule 497(j) filing

To the Staff of the Commission::

This letter is to certify that the forms of the Supplement to the Prospectus, Prospectus and the revised Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed electronically via EDGAR on October 30, 1997.

Please contact the undersigned at (610) 239-4749 should you have any questions.

Sincerely,

/s/ Carolyn F. Mead
Carolyn F. Mead, Esq.
Manager, Compliance Administration